Borrowings and leases	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Borrowings and leases
Borrowings and leases
Borrowings
Borrowings are initially recognised at fair value, net of issuance costs incurred. Borrowings acquired by the Group as part of the Acquisition have been recognised at fair value at the acquisition date. After initial recognition, borrowings are subsequently measured at amortised cost using the effective interest rate method. Amortisation of transaction costs, fair value adjustments made on acquisition, premiums and discounts are recognised as part of finance costs within the consolidated income statement.
Leases
Since the adoption of IFRS 16, “Leases”, effective 1 January 2019, lease liabilities are included within borrowings in our consolidated statement of financial position.
The lease liability is measured at the present value of lease payments, discounted using the Group’s incremental borrowing rate (IBR). The lease term comprises the non-cancellable period of the contract, together with periods covered by an option to extend the lease whenever the Group is reasonably certain to exercise that option and has an enforceable right to do so. Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability and reducing it by lease payments made.
Borrowings outstanding
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Non-current:
Euro denominated bonds:
€350 million 2.625% Notes 2023	—	349
€500 million 1.125% Notes 2024	498	497
€350 million 2.375% Notes 2025	349	348
€250 million 2.75% Notes 2026(E)	240	249
€600 million 1.75% Notes 2026(E)	580	594
€400 million 1.50% Notes 2027(E)	370	397
€250 million 1.50% Notes 2027	259	261
€500 million 1.75% Notes 2028(E)	466	495
€750 million 0.20% Notes 2028	744	743
€500 million 1.125% Notes 2029	495	494
€500 million 1.875% Notes 2030(E)	472	496
€500 million 0.70% Notes 2031(E)	473	496
€800 million 0.00% Notes 2025	798	797
€700 million 0.50% Notes 2029	695	694
€1,000 million 0.875% Notes 2033	991	990
€750 million 1.50% Notes 2041	746	746
Foreign currency bonds (swapped into euro)(D):
US$850 million 0.50% Notes 2023	—	747
US$650 million 0.80% Notes 2024	608	571
US$500 million 1.50% Notes 2027	466	439

	Year ended 31 December
	2022	2021
	€ million	€ million
Australian dollar denominated bonds:
A$100 million 3.50% Notes 2024	66	68
A$30 million 4.166% Notes 2025	21	21
A$20 million 4.25% Notes 2025	14	14
A$30 million 4.125% Notes 2026	20	21
A$50 million 4.155% Notes 2028	35	36
A$133 million 2.45% Notes 2029	86	87
A$50 million 4.20% Notes 2031	36	37
A$187 million 4.20% Notes 2031	135	138
A$13 million 4.20% Notes 2031	9	10
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)(D):
US$25 million 4.34% Notes 2023	—	23
US$25 million 4.34% Notes 2023	—	23
NOK1 billion 3.04% Notes 2028	99	105
NOK750 million 2.75% Notes 2030	73	77
US$50 million 2.653% Notes 2030	47	45
JPY10 billion 4.15% Notes 2036(E)	74	90
JPY12.3 billion 1.06% Notes 2037(E)	71	83
Lease obligations	535	509
Total non-current borrowings	10,571	11,790

	Year ended 31 December
	2022	2021
	€ million	€ million
Current:
Euro denominated bonds:
€350 million 2.625% Notes 2023	350	—
€700 million 0.75% Notes 2022(A)	—	700
Foreign currency bonds (swapped into euro)(D):
US$850 million 0.50% Notes due 2023	797	—
Australian dollar denominated bonds:
A$200 million 3.375% Notes 2022(B)	—	129
A$30 million 5.06% Notes 2022(C)	—	20
A$125 million 3.125% Notes 2022(C)	—	81
Foreign currency bonds (swapped into New Zealand dollar)(D):
US$25 million 4.34% Notes 2023	24	—
US$25 million 4.34% Notes 2023	24	—
EUR commercial paper	—	285
Bank overdraft	—	1
Lease obligations	141	134
Total current borrowings	1,336	1,350
(A)In January 2022, the Group repaid prior to maturity the outstanding amount related to the €700 million 0.75% Notes due in February 2022.
(B)In March 2022, the Group repaid on maturity the outstanding amount related to the A$200 million 3.375% Notes 2022 acquired as part of the Acquisition.
(C)In July 2022, the Group repaid on maturity the outstanding amounts related to the A$30 million 5.06% Notes 2022 and A$125 million 3.125% Notes 2022 acquired as part of the Acquisition.
(D)Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
(E)Bond designated in full or partially in a fair value hedge relationship.
During the year, the Group entered into interest rate swaps with notional value of €1 billion, which were designated in a fair value hedge relationship with euro denominated bonds. As at 31 December 2022, fair value adjustments in respect of those interest rate swaps are €(130) million, included within non-current borrowings.
Borrowings are stated net of unamortised financing fees of €33 million and €42 million, as at 31 December 2022 and 31 December 2021, respectively.
Interest expense recognised on lease liabilities totalled €14 million, €10 million and €4 million in 2022, 2021 and 2020, respectively.

Credit facilities
During 2022, the amount available under the Group’s multi currency credit facility was €1.95 billion. This amount is available for borrowing with a syndicate of 13 banks. This credit facility matures in 2025 and is for general corporate purposes and supporting the Group’s working capital needs. Based on information currently available, there is no indication that the financial institutions participating in this facility would be unable to fulfill their commitments to the Group as at the date of these consolidated financial statements. The Group’s current credit facility contains no financial covenants that would impact its liquidity or access to capital. As at 31 December 2022, the Group had no amounts drawn under this credit facility.
Cash flows from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings	Borrowings, less current portion	Total
	€ million	€ million	€ million
As at 31 December 2020	805	6,382	7,187
Acquisition of CCL	381	1,251	1,632
Changes from financing cash flows
Proceeds from third party borrowings, net	—	4,877	4,877
Changes in short-term borrowings(B)	276	—	276
Repayments on third party borrowings(A)	(950)	—	(950)
Payment of principal and interest on lease obligations	(149)	—	(149)
Other non-cash changes
Amortisation of discount, premium and issue costs	—	(3)	(3)
Lease additions and other non-cash movements	39	83	122
Movement as a result of fair value hedges	6	9	15
Currency translation	33	100	133
Reclassifications	909	(909)	—
Total changes	545	5,408	5,953

	Current portion of borrowings	Borrowings, less current portion	Total
	€ million	€ million	€ million
As at 31 December 2021	1,350	11,790	13,140
Changes from financing cash flows
Changes in short-term borrowings(B)	(285)	—	(285)
Repayments on third party borrowings	(938)	—	(938)
Payment of principal and interest on lease obligations	(167)	—	(167)
Other financing activities	(1)	—	(1)
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	(1)	4	3
Lease additions and other non-cash movements	34	171	205
Movement as a result of fair value hedges	11	(172)	(161)
Currency translation	—	111	111
Reclassifications	1,333	(1,333)	—
Total changes	(14)	(1,219)	(1,233)
As at 31 December 2022	1,336	10,571	11,907
(A) This line item includes the impact of the cross currency swap hedge from USD to EUR.
(B) In 2022, changes in short-term borrowings include €2,464 million of newly issued and €2,749 million of repaid EUR commercial paper. In 2021, changes in short-term borrowings included €700 million and €424 million of newly issued and repaid EUR commercial paper, respectively.
Cash flows from financing activities includes €32 million, €27 million and €24 million of cash received related to income on a cross currency swap for 2022, 2021 and 2020, respectively.
Total cash outflows for leases were €167 million, €149 million and €120 million for the years ended 31 December 2022, 31 December 2021 and 31 December 2020, respectively.